Equity-Based Compensation - Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carvana Group | Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	63.00%	68.00%	65.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6 years 3 months 8 days	1 year 10 months	2 years 6 months
Risk-free interest rate	1.90%	0.90%	1.20%
Weighted-average grant-date fair value per Class B Unit (in dollars per share)	$ 7.04	$ 0.34	$ 0.34
2017 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per option (in dollars per share)	$ 9.18
2017 Omnibus Incentive Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	63.00%
Expected dividend yield	0.00%
Expected term (in years)	6 years 3 months 8 days
Risk-free interest rate	2.00%